Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2024
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Administrative expenses	￦	179,714	175,167	207,557
Cost of sales		356,560	343,242	348,003

	￦	536,274	518,409	555,560